Trade and other receivables - Carrying amounts (Details) - USD ($) $ in Millions		Dec. 31, 2025	Dec. 31, 2024
Non-current other receivables
Non-current other receivables	[1]	$ 137.0	$ 61.0
Current trade and other receivables
Trade receivables		501.8	765.2
Other receivables
Insurance recoveries (see also Note 15)		40.1	36.6
Government institutions		25.1	23.6
Prepaid expenses		22.5	25.1
Other receivables	[1]	86.5	83.1
Total other receivables		174.2	168.4
Total trade and other receivables		$ 676.0	$ 933.6

[1]	As at December 31, 2025, mainly includes receivables related to vessel owners and interest receivables. The Group’s exposure to credit and market risks is disclosed in Note 29.